Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Liabilities, Current [Abstract]
Other current liabilities
	As at December 31,	As at December 31,
USD'000	2020	2019
Value-Added Tax payable	312	706
Other tax payable	137	65
Customer contract liability, current	367	255
Other current liabilities	289	278
Total other current liabilities	1,105	1,304